CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Unearned Employee Stock Ownership Plan ESOP [Member]	Treasury shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 30, 2011	$ 58,697	$ 86	$ 36,907	$ 31,860	$ (1,989)	$ (8,170)	$ 3
Net income	1,715	0	0	1,715	0	0	0
Allocation of ESOP shares	180	0	(37)	0	217	0	0
Acquisition of shares for Treasury	(135)	0	0	0	0	(135)	0
Unrealized gains on securities designated as available for sale, net of related tax effects	0
Cash dividends of $0.40 per common share	(1,604)	0	0	(1,604)	0	0	0
Balance at Jun. 30, 2012	58,853	86	36,870	31,971	(1,772)	(8,305)	3
Net income	2,916	0	0	2,916	0	0	0
Allocation of ESOP shares	149	0	3	0	146	0	0
Acquisition of shares for Treasury	(61)	0	0	0	0	(61)	0
Unrealized gains on securities designated as available for sale, net of related tax effects	20	0	0	0	0	0	20
Acquisition of CKF Bancorp, net of fractional shares	6,028	0	(2,141)	0	0	8,169	0
Cash dividends of $0.40 per common share	(1,283)	0	0	(1,283)	0	0	0
Balance at Jun. 30, 2013	$ 66,622	$ 86	$ 34,732	$ 33,604	$ (1,626)	$ (197)	$ 23